Label	Element	Value
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Russell 2000 Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	91.40%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Roundhill Weekly T-Bill ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.10%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.90%
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	100.00%